Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (34,151)	$ (15,975)	$ (10,840)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	238	407	548
Stock-based compensation expense	1,344	255	244
Revaluation of convertible preferred stock warrant liability	4,277	955	0
Other	0	94	23
Changes in operating assets and liabilities:
Accounts receivable	(1,883)	426	(452)
Inventory	(8)	109	(252)
Prepaid expenses	(454)	8	152
Accounts payable	6,037	(213)	504
Accrued liabilities	3,955	(453)	623
Deferred rent	(24)	89	(128)
Net cash used in operating activities	(20,669)	(14,298)	(9,578)
Investing activities
Purchases of property and equipment	(344)	(175)	(294)
Proceeds from the sale of property and equipment	0	43	0
Net cash used in investing activities	(344)	(132)	(294)
Financing activities
Net proceeds from issuance of common stock upon initial public offering	57,807	0	0
Proceeds from exercise of preferred stock warrants	8,150	0	0
Proceeds from exercise of stock options	23	6	11
Proceeds from sale of convertible preferred stock, net of cash paid for issuance costs	0	29,668	10,615
Proceeds from sale of convertible preferred stock warrants	0	2,381	0
Net cash provided by financing activities	65,980	32,055	10,626
Net increase (decrease) in cash and cash equivalents	44,967	17,625	754
Cash and cash equivalents, beginning of period	30,387	12,762	12,008
Cash and cash equivalents, end of period	75,354	30,387	12,762
Conversion of shares of preferred stock into shares of common stock [Member]
Supplemental disclosures:
Conversion into shares of common stock	81,394	0	0
Conversion of preferred stock warrants into shares of common stock [Member]
Supplemental disclosures:
Conversion into shares of common stock	$ 7,613	$ 0	$ 0